Related Party Transactions (Details) $ in Thousands								1 Months Ended				3 Months Ended			6 Months Ended		12 Months Ended
	May 31, 2017	Feb. 12, 2015 USD ($)	Dec. 21, 2012	Dec. 21, 2012	Jan. 21, 2012	Jan. 02, 2012 item	Jan. 02, 2012	May 31, 2017	Jul. 31, 2016	Feb. 28, 2015 USD ($)	May 31, 2012	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Mar. 31, 2013 item	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2009 item	Dec. 31, 2008 item
Related Party Transaction [Line Items]
Payments of Dividends | $		$ 8,250,000								$ 8,250,000
Satellite and transmission expenses | $												$ 117,912	$ 144,983		$ 239,973	$ 299,880	$ 555,803	$ 637,160	$ 717,231
Net book value of asset | $																	9,070
EchoStar XVI
Related Party Transaction [Line Items]
Agreement Renewal Option Term				5 years	5 years
TT&C Agreement
Related Party Transaction [Line Items]
Purchase of renewal of agreement						1 year
Number of automatic renewal period						4
EchoStar
Related Party Transaction [Line Items]
Satellite and transmission expenses | $												1,000	72,000		$ 1,000	143,000	198,000	309,000	346,000
EchoStar | EchoStar XVI
Related Party Transaction [Line Items]
Agreement term from commencement of service date			4 years	4 years
Agreement Renewal Option Term									1 year
Additional term of renewal option	5 years		5 years	5 years				5 years	1 year
EchoStar | Telesat Transponder Agreement
Related Party Transaction [Line Items]
Agreement term																				15 years
Agreement Renewal Option Term															1 year
Agreement term with third party																				15 years
Number of DBS transponders available to receive services																				32
EchoStar | DISH Nimiq 5 Agreement
Related Party Transaction [Line Items]
Agreement term																				10 years
Number of DBS transponders currently used																				32
EchoStar | QuetzSat-1 Lease Agreement
Related Party Transaction [Line Items]
Agreement term with third party																					10 years
Number of DBS transponders available to receive services																					32
Number of DBS transponders currently used																					24
Number of transponders subleased														5
EchoStar | 103 degree orbital location
Related Party Transaction [Line Items]
Agreement term											10 years
EchoStar | TT&C Agreement
Related Party Transaction [Line Items]
Required notice period for termination by the reporting entity						12 months	12 months
Number of automatic renewal period						4
Dish Network
Related Party Transaction [Line Items]
Satellite and transmission expenses | $												$ 56,000	$ 8,000		$ 112,000	$ 25,000	$ 93,000	$ 67,000	$ 67,000